Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Party-in-Interest Transactions
4.	RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are shares of mutual funds managed by Fidelity Management Trust Company. Fidelity is the Trustee as defined by the Plan. RBC is the Plan Sponsor. These transactions qualify as exempt party-in-interest
transactions, as defined by ERISA. Fees paid by the Plan for investment management services were included as a reduction of the return earned on each fund.
The Plan invests in the common stock of the Plan sponsor, RBC, which is a related party. On December 31, 2025 and 2024, the Plan held 3,439,656 and 3,544,409 shares, respectively, of common stock of RBC, with a cost basis of $240,692,255 and $228,596,991 respectively. During the year ended December 31, 2025, the Plan recorded dividend income of $15,064,270 from the RBC Common Stock Fund. These transactions qualify as exempt party-in-interest
transactions. During 2025 and 2024 the Plan’s stock fund had the following transactions related to the Plan sponsor’s common stock:

	2025	2024
Number of common shares purchased, shares	—	—
Number of common shares sold, shares	104,753	267,503
Market value of common shares sold,	$17,859,339	32,236,787
Cost of common shares sold,	$3,021,632	7,714,787